Summary of Significant Accounting Policies (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Balance at the beginning of the year	¥ 20,198	¥ 16,792	¥ 13,246
Provision for doubtful accounts	6,791	14,052	3,700
Write-offs		(2,724)	(1,319)
Balance at the end of the year	¥ 21,241	¥ 20,198	¥ 16,792